Financial Income (Expenses) (Parenthetical) (Detail) R$ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 USD ($)
Total Other Income Expense [Line Items]
Loss from revision of recoverable amount of dividends receivable		R$ 129,000	$ 39	R$ 789,000	$ 242	R$ 732,000	$ 188
Contractual interest and foreign currency fluctuation	[1]			2,745,757		R$ 9,161,774
Contractual Interest Rate Reduction [Member]
Total Other Income Expense [Line Items]
Contractual interest and foreign currency fluctuation		3,340,000		1,682,000
Foreign Currency Translation [Member]
Total Other Income Expense [Line Items]
Contractual interest and foreign currency fluctuation		R$ 2,593,000		R$ 2,920,000

[1]	Contractual interest and foreign currency fluctuation that would have accrued absent the judicial reorganization R$3,340 million in 2017 and R$1,682 million in 2016 and R$2,593 million in 2017 and R$2,920 million in 2016, respectively.